Income tax - Summary of Deferred Tax Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Taxes [Abstract]
At January 1st	$ 691	$ 52	$ 22
Tax expense (income) during the year recognized in Profit or Loss	(1,034)	(1,178)	27
Tax expense during the year recognised in OCI	773	1,818	0
Effect of foreign exchange	(1)	(1)	3
At December 31st	$ 429	$ 691	$ 52